Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income [Abstract]
Schedule of Accumulated Other Comprehensive Income

Changes in Accumulated Other Comprehensive Income by Component
For the Year Ended December 31, 2016 and 2015 (1)

	Unrealized Gains and Losses on Available-for-Sale Securities

	2016	2015
Accumulated other comprehensive income (loss), beginning of period	$(9)	$51
Other comprehensive gain (loss) before reclassifications	11	(72)
Less amount reclassified from accumulated other comprehensive loss (2)	-	12
Net current-period other comprehensive income (loss)	11	(60)
Accumulated other comprehensive income (loss), end of period	$2	$(9)

(1)	All amounts are net of tax. Amounts in parentheses indicate a reduction of other comprehensive income.
(2)

There were no amounts reclassified out of other comprehensive income for year ended December 31, 2016.  There was $12 reclassified out of other comprehensive income for year ended December 31, 2015 due to an early redemption of a municipal security.